Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Cash Flows from Operating Activities:
Net income	$ 13,106,240	$ 10,129,869	$ 6,807,726
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	2,350,303	2,442,896	2,533,597
Provision for loan/lease losses	4,370,767	6,616,014	7,463,618
Deferred income taxes	2,684,367	3,952,046	1,256,004
Amortization of offering costs on subordinated debentures	14,317	14,317	14,317
Stock-based compensation expense	849,760	696,407	488,112
Losses on other real estate owned, net	1,332,972	374,910	835,163
Amortization of premiums on securities, net	3,946,551	3,487,361	3,411,202
Securities gains, net	(104,600)	(1,472,528)	0
Other-than-temporary impairment losses on securities	62,400	118,847	113,800
Loans originated for sale	(120,430,173)	(100,789,010)	(172,623,744)
Proceeds on sales of loans	122,143,407	113,606,152	167,843,529
Gains on sales of loans, net	(2,457,707)	(2,565,043)	(3,169,514)
Prepayment fees on Federal Home Loan Bank advances		832,099
Losses on lease residual values			617,000
Increase in cash value of bank-owned life insurance	(1,609,208)	(1,445,891)	(1,331,085)
Decrease (increase) in other assets	757,107	(1,881,557)	2,248,856
Increase in other liabilities	3,638,414	2,523,387	1,406,270
Net cash provided by operating activities	30,654,917	36,640,276	17,914,851
Cash Flows from Investing Activities:
Net (increase) decrease in federal funds sold	(5,775,000)	41,175,000	(55,361,667)
Net decrease (increase) in interest-bearing deposits at financial institutions	4,391,112	12,995,009	(10,416,198)
Proceeds from sales of other real estate owned	5,241,265	9,220,631	6,038,825
Activity in securities portfolio:
Purchases	(474,461,164)	(622,245,920)	(383,018,764)
Calls, maturities and redemptions	374,292,050	422,870,000	325,649,238
Paydowns	39,956,569	9,094,080	435,149
Sales	19,215,075	54,326,191
Activity in restricted investment securities:
Purchases	(4,584,300)	(292,800)	(1,710,800)
Redemptions	4,090,050	1,707,900	252,200
Activity in bank-owned life insurance:
Purchases	(2,000,000)	(7,000,000)	(3,150,000)
Surrender of policy			609,772
Net (increase) decrease in loans/leases originated and held for investment	(91,275,511)	(56,096,989)	63,387,668
Purchase of premises and equipment	(1,871,942)	(3,064,903)	(2,197,448)
Net cash used in investing activities	(132,781,796)	(137,311,801)	(59,482,025)
Cash Flows from Financing Activities:
Net increase in deposits	168,656,312	90,641,931	25,493,131
Net (decrease) increase in short-term borrowings	(42,453,489)	72,381,951	(9,745,072)
Activity in Federal Home Loan Bank advances:
Advances	23,000,000	5,000,000	36,000,000
Calls and maturities	(25,400,000)	(24,000,000)	(13,100,000)
Prepayments		(15,832,099)
Net increase (decrease) in other borrowings	2,008,099	(13,839,122)	7,395,184
Proceeds from issuance of Series A Subordinated Notes and detachable warrants to purchase 54,000 shares of common stock			2,700,000
Payment of cash dividends on common and preferred stock	(4,088,949)	(3,712,493)	(4,052,089)
Repurchase of 521,888 shares of common stock warrants issued in conjunction with Series D Cumulative Perpetual Preferred Stock		(1,100,000)
Proceeds from issuance of stock			3,187,233	994,174	477,339	261,547
Purchase of noncontrolling interests	(1,934,532)		(420,000)
Net cash provided by financing activities	110,558,615	111,777,429	47,719,934
Net increase in cash and due from banks	8,431,736	11,105,904	6,152,760
Cash and due from banks, beginning	53,136,710	42,030,806	35,878,046
Cash and due from banks, ending	61,568,446	53,136,710	42,030,806
Supplemental Disclosures of Cash Flow Information, cash payments for:
Interest	19,962,937	24,194,198	31,017,369
Income and franchise taxes	1,345,000	1,246,489	3,236,558
Change in accumulated other comprehensive income (loss), unrealized gains (losses) on on securities available for sale, net	(48,031)	4,050,549	568,557
Exchange of shares of common stock in connection with payroll taxes for restricted stock and options exercised	(10,415)		(3,097)
Transfers of loans to other real estate owned	2,143,017	9,446,588	6,122,328
Liability established for purchase of noncontrolling interest	$ 2,847,687